                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                          New York, NY   May 16, 2011
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-
   _____               _______________

[Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         22
Form 13F Information Table Value Total:     345257
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-
___      _____               _______________

[Repeat as necessary.]

                               VALUATION CURRENCY: USD

            ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6         ITEM 7             ITEM 8
------------------------------ ------  --------- -------------- ------------ --------------------- -------- ------------------------
                                Title                Fair        Shares of       Investment                     Voting Authority
                                 of     Cusip       Market       Principal       Descretion                -------------------------
        Name of Issuer          Class   Number       Value        Amount    Sole   Shared   Other Managers     Sole     Shared Other
------------------------------ ------  --------- -------------- ------------ ---- ---------- ----- -------- ------------ ------ ----
Airgas, Inc.                   Common  009363102  38,590,419.00   581,006.00  X                     LITE     581,006.00    0     0
Anadarko Petroleum Corporation Common  032511107   6,963,200.00    85,000.00  X                     LITE      85,000.00    0     0
CIT Group, Inc.                Common  125581108  34,869,725.00   819,500.00  X                     LITE     819,500.00    0     0
CNA SURETY CORP                Common  12612l108  14,690,938.00   581,589.00  X                     LITE     581,589.00    0     0
Coca-Cola Enterprises Inc.     Common  19122T109  29,757,000.00 1,090,000.00  X                     LITE   1,090,000.00    0     0
Eagle Materials Inc.           Common  26969p108  15,139,078.00   500,300.00  X                     LITE     500,300.00    0     0
EXCO RESOURCES INC.            Common  269279402   9,336,254.00   451,900.00  X                     LITE     451,900.00    0     0
FORTUNE BRANDS INC.            Common  349631101  28,288,310.00   457,074.00  X                     LITE     457,074.00    0     0
Geoeye Inc                     Common  37250w108     902,244.00    21,699.00  X                     LITE      21,699.00    0     0
Gray Television Inc.           Common  389375106   7,183,103.00 3,470,098.00  X                     LITE   3,470,098.00    0     0
INTEGRAL SYSTEMS INC.          Common  45810h107   8,528,517.00   700,782.00  X                     LITE     700,782.00    0     0
LEAPFROG ENTERPRISES INC.      Common  52186n106  10,276,796.00 2,378,888.00  X                     LITE   2,378,888.00    0     0
LUBRIZOL CORP.                 Common  549271104  10,716,800.00    80,000.00  X                     LITE      80,000.00    0     0
LyondellBasell Indu            Common  05082824   19,047,478.00   481,605.00  X                     LITE     481,605.00    0     0
Northwestern Corp.             Common  668074305     802,677.00    26,491.00  X                     LITE      26,491.00    0     0
SRA INTERNATIONAL INC CLASS A  Common  78464r105  10,674,704.00   376,400.00  X                     LITE     376,400.00    0     0
SOLUTIA INC.                   Common  834376501     455,016.00    17,914.00  X                     LITE      17,914.00    0     0
Tenet Healthcare Corp.         Common  88033g100  44,327,500.00 5,950,000.00  X                     LITE   5,950,000.00    0     0
Theravance Inc.                Common  88338t104  34,898,598.00 1,440,900.00  X                     LITE   1,440,900.00    0     0
UNITED STATES OIL FUND LP      Common  91232N108  12,993,000.00   305,000.00  X                     LITE     305,000.00    0     0
BOISE INC.                     Warrant 09746Y113   1,129,820.00   664,600.00  X                     LITE     664,600.00    0     0
HARTFORD FINANCIAL SERVICES    Common  416515120   5,685,400.00   310,000.00  X                     LITE     310,000.00    0     0
                        Total Under Management: 345,256,577.00